HOMESTEAD FUNDS, INC.
4301 Wilson Boulevard
Arlington, VA 22203
April 30, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Homestead Funds, Inc. (the “Registrant”) File Nos. 33-35788, 811-06136
Commissioners:
     Enclosed for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 42 (“PEA 42”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 43 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 42 is being filed to: update certain information; provide updated financial information; and make other non-material changes to the Registration Statement.
     Further, this filing is also being made to respond to Securities and Exchange Commission staff comments provided in connection with Post-Effective Amendment No. 41 filed on March 2, 2010, which was made to update the Registration Statement under the revised Form N-1A requirements.
     The Registrant has specified on the cover of this filing that it is to become effective on May 1, 2010 pursuant to Rule 485(b). We hereby represent that PEA 42 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.
     No fee is required in connection with this filing. Please call the undersigned at (703) 907-5953 if you have any questions or comments regarding this filing.
Very truly yours,

/s/ Kelly Bowers Whetstone, Esq. Kelly Bowers Whetstone, Esq.
Secretary, Homestead Funds, Inc.

Attachment

cc:	Danielle C. Sieverling Chief Compliance Officer